Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Balances and Transactions with Related Parties
36.	BALANCES AND TRANSACTIONS WITH RELATED PARTIES
The information detailed in the tables below shows the balances with associates and joint ventures as of December 31, 2022, 2021 and 2020 and transactions with the mentioned parties for the years ended on such dates.

	2022
	Other receivables	Trade receivables	Investment in financial assets	Accounts payable	Contract liabilities
	Current	Current	Current	Current	Current
Joint Ventures:
Profertil	-	8	-	12	-
MEGA	-	43	-	1	-
Refinor	-	13	-	3	-
Y-GEN I	-	-	-	-	-
YPF EE	4	6	-	40	-
OLCLP	-	-	-	2	-
Sustentator	-	-	-	-	-
CT Barragán	-	-	-	-	-
OTA	-	-	-	-	-
OTC	-	-	-	-	-

	4	70	-	58	-

Associates:
CDS	-	-	-	-	-
YPF Gas	2	9	-	3	-
Oldelval	18	-	-	10	-
Termap	-	-	-	3	-
GPA	-	-	-	2	-
Oiltanking	-	-	-	4	-
Gas Austral	-	-	-	-	-

	20	9	-	22	-

	24	79	-	80	-

	2021
	Other receivables	Trade receivables	Investment in financial assets	Accounts payable	Contract liabilities
	Current	Current	Current	Current	Current
Joint Ventures:
Profertil	-	11	-	9	-
MEGA	-	43	-	6	-
Refinor	-	19	-	1	-
Y-GEN I	-	-	-	-	-
YPF EE	4	12	8	33	1
OLCLP	-	-	-	2	-
Sustentator	-	-	-	-	-
CT Barragán	-	-	-	-	-
OTA	-	-	-	-	-
OTC	-	-	-	-	-

	4	85	8	51	1

Associates:
CDS	-	-	-	-	-
YPF Gas	1	7	-	2	-
Oldelval	-	-	-	4	-
Termap	-	-	-	1	-
GPA	-	-	-	3	-
Oiltanking	-	-	-	2	-
Gas Austral	-	-	-	-	-

	1	7	-	12	-

	5	92	8	63	1

	2020
	Other receivables	Trade receivables	Investment in financial assets	Accounts payable	Contract liabilities
	Current	Current	Current	Current	Current
Joint Ventures:
Profertil	-	8	-	6	-
MEGA	-	32	-	3	-
Refinor	-	7	-	1	-
Y-GEN I	-	-	-	-	-
YPF EE	5	9	-	30	1
OLCLP	1	-	-	2	-
Sustentator	-	-	-	-	-
CT Barragán	-	-	-	-	-
OTA	-	-	-	-	-
OTC	-	-	-	-	-

	6	56	-	42	1

Associates:
CDS	-	2	-	-	-
YPF Gas	1	4	-	2	-
Oldelval	-	-	-	5	-
Termap	-	-	-	2	-
GPA	-	-	-	-	-
Oiltanking	-	-	-	4	-
Gas Austral	-	-	-	-	-

	1	6	-	13	-

	7	62	-	55	1

	2022			2021			2020
	Revenues	Purchases and services	Net interest income (loss)	Revenues	Purchases and services	Net interest income (loss)	Revenues	Purchases and services	Net interest income (loss)
Joint Ventures:
Profertil	76	208	-	56	115	-	70	68	-
MEGA	242	-	-	197	13	-	175	31	-
Refinor	142	35	-	130	15	-	38	10	-
Y-GEN I	-	-	-	-	-	-	-	-	-
YPF EE	33	126	-	64	100	-	47	70	-
OLCLP	1	11	-	1	8	-	1	8	-
Sustentator	-	-	-	-	-	-	-	-	-
CT Barragán	-	-	-	-	2	-	-	1	-
OTA	-	3	-	-	-	-	-	-	-
OTC

	494	383	-	448	253	-	331	188	-

Associates:
CDS	-	-	-	4	-	(1)	10	-	-
YPF Gas	77	9	-	58	8	-	34	5	-
Oldelval	1	50	-	-	36	-	1	42	-
Termap	-	21	-	-	19	-	-	18	-
GPA	-	17	-	-	18	-	-	16	-
Oiltanking	-	28	-	-	25	-	-	22	-
Gas Austral	5	-	-	5	-	-	3	-	-

	83	125	-	67	106	(1)	48	103	-

	577	508	-	515	359	(1)	379	291	-

Additionally, in the normal course of business, and considering being the main energy group in Argentina, the Group’s customer and suppliers portfolio encompasses both private sector entities as well as national public sector entities. As required by IAS 24 “Related party disclosures”, among the major transactions above mentioned the most important are:

		Balances			Transactions
		Receivables / (Liabilities)			Income / (Costs)
Customers / Suppliers	Ref.	2022	2021	2020	2022	2021	2020
SGE	(1) (21)	-	-	150	-	-	-
SGE	(2) (21)	-	16	40	-	39	56
SGE	(3) (21)	72	43	-	192	169	-
SGE	(4) (21)	9	4	3	15	8	3
SGE	(5) (21)	-	-	3	-	-	-
SGE	(6) (21)	1	2	7	-	-	2
SGE	(7) (21)	7	1	5	8	9	10
SGE	(8) (21)	38	66	73	-	-	-
Ministry of Transport	(9) (21)	8	8	33	51	67	65
AFIP	(10) (21)	38	-	-	52	-	-
Secretariat of Industry	(11) (21)	-	-	-	2	6	-
ANSES	(12) (21)	-	-	-	-	-	18
Ministry of Work, Employment and Social Security and AFIP	(13) (21)	-	-	-	-	2	-
CAMMESA	(14)	109	125	84	403	587	351
CAMMESA	(15)	(4)	(11)	(12)	(26)	(85)	(83)
ENARSA	(16)	71	87	71	130	123	153
ENARSA	(17)	(97)	(77)	(31)	(30)	(34)	(20)
Aerolíneas Argentinas S.A.	(18)	89	26	71	416	127	74
Aerolíneas Argentinas S.A.	(19)	-	-	-	(2)	(2)	-
Agua y Saneamientos Argentinos S.A.	(20)	10	17	-	-	32	-

(1)
Benefits for the Stimulus Program for the Additional Injection of Natural Gas corresponding to Resolution No. 1/2013 issued by the Strategic Planning and Coordination Commission of the Hydrocarbon Investments National Plan.

(2)	Benefits for the Resolution 46 Program. See Note 35.d.1).
(3)	Benefits for the Plan GasAr 2020-2024. See Note 35.d.1).
(4)	Benefits for the propane gas supply agreement for undiluted propane gas distribution networks. See Note 35.d.2).
(5)	Benefits for the Bottle-to Bottle Program. See Note 35.d.2).
(6)
Benefits for recognition of the financial cost generated by payment deferral by providers of the distribution service of natural and undiluted propane gas through networks. They consist of financial compensations to distributors, sub-distributors, transporters and producers by recognizing the interest generated by the payment deferral granted to residential users of natural gas and undiluted propane gas through networks of 22% of the invoices issued from July 1, 2019 to October 31, 2019, recovered from regular invoices issued from December 1, 2019 and for 5 monthly, equal and consecutive periods.

(7)
Procedure to compensate for the lower income that Natural Gas Piping Distribution Service Licensed Companies receive from their users for the benefit of Metrogas. Economic compensations received as a result of the application of benefits and/or discounts to users under the regulations in force regarding social tariffs of the natural gas distribution service through networks.

(8)	Compensations to Decree No. 1,053/2018. See Note 35.c.1).
(9)
Compensation for providing diesel to public transport of passengers at a differential price. They consist of economic compensations to hydrocarbon producing and refining companies committed to ensuring the supply of diesel in the necessary volumes to meet domestic needs.

(10)	Benefits of the RIAIC. See Note 35.e.3).
(11)
Incentive for domestic manufacturing of capital goods, for the benefit of AESA. It takes place through a fiscal bond be computed as a tax credit for the payment of national taxes (i.e., income tax, VAT and domestic taxes) provided that manufacturers have industrial establishments located in Argentina.

(12)	Benefits recognized by the Work and Production Assistance Program received in benefit of AESA and OPESSA. See Note 26.
(13)	Benefits recognized by the Productive Recovery Program II (“REPRO II”) in benefit of OPESSA. See Note 26.
(14)	Provision of fuel oil, diesel and natural gas.
(15)	Purchases of energy.
(16)	Sales of natural gas, LNG and provision of regasification service of LNG in Escobar and Bahía Blanca.
(17)	Sales of natural gas and crude oil.
(18)	Provision of jet fuel.
(19)	Purchase of miles for the YPF Serviclub Program.
(20)	Sale of assets held for disposal.
(21)	Income from incentives recognized according to IAS 20. See Note 2.b.11).
Additionally, the Group has entered into certain financing and insurance transactions with entities related to the national public sector. Such transactions consist of certain financial transactions that are described in Notes 14, 15 and 21 and transactions with Nación Seguros S.A. related to certain insurance policies contracts.
On the other hand, the Group holds Bonds of the Argentine Republic 2029 and 2030 identified as investments in financial assets at fair value with changes in results, and Treasury Bills and Bonds, identified as investments in financial assets at amortized cost. See Note 14.
Besides, the Company indirectly holds 100% of the capital stock of CDNC and Compañía de Hidrocarburo No Convencional S.R.L. (“CHNC”), but under the existing contractual agreements, it does not exercise the power to make the relevant financial and operative decisions, it does not fund its activities and it is not exposed to any risks or benefits arising from its interest in those companies. Therefore, such interest has not generated any balances or results for the Company.

Considering the rights Chevron might exercise in the future over CHNC to have access to 50% of the exploitation concession of Loma Campana and other supplementary rights, and as guarantee for those rights and other obligations under the Project Investment Agreement (“LC Agreement”) that the Company and Chevron signed on July 16, 2013, a pledge was created in favor of Chevron over the shares of an affiliate of YPF that indirectly holds YPF’s interest in CHNC.
In this context and considering that YPF is the operator of Loma Campana Area, the parties executed a Project Obligations, Indemnities and Guarantee Agreement under which the Company makes certain representations and guarantees in relation to the LC Agreement. This guarantee relating to the operation and management of the Project does not include the project’s performance or the return on investment, both of which are at Chevron’s exclusive risk.
During fiscal years 2022, 2021 and 2020, YPF and CHNC carried out transactions, among others, the purchases of gas and crude oil by YPF for 442, 424 and 208, respectively. These transactions were consummated in accordance with the general and regulatory conditions of the market. The net balance payable to CHNC as of December 31, 2022, 2021 and 2020 amounts to 46, 29 and 77, respectively.
The table below discloses the compensation for the YPF’s key management personnel, including members of the Board of Directors and Vice Presidents (managers with executive functions appointed by the Board of Directors), for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
Short-term employee benefits (1)	13	12	9
Share-based benefits	1	1	2
Post-retirement benefits	1	1	-
Termination benefits	6	2	3

	21	16	14

(1)	Does not include Social Security contributions of 3, 3 and 2 for the years ended December 31, 2022, 2021 and 2020, respectively.